Reserves - Reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 1999 USD ($)	Dec. 31, 1993 GBP (£)
Disclosure of reserves within equity
Foreign exchange arising on consolidation	$ 608	$ (1,446)	$ (483)
Foreign exchange arising on designated liabilities in net investment hedges	24	(282)	(321)
Fair value movements on derivatives designated in net investment hedges	44	(8)	34
Foreign exchange arising on net investment hedges	(57)
Foreign exchange change arising on contingent consideration liabilities	81
Cumulative gain (loss) on cost of hedging	(22)	(3)	4
Gain (loss) on cost of hedging	(19)	(7)	(6)
Foreign currency translation reserve from net investment hedging relationships for which hedge accounting is no longer applied	527
Other reserves
Disclosure of reserves within equity
Reserves from cancellation of share premium account | £					£ 1,255
Reserve from redenomination of share capital				$ 157
Retained earnings.
Disclosure of reserves within equity
Cumulative translation differences included within Retained earnings, beginning of period	(3,694)	(1,934)	(1,143)
Foreign exchange arising on consolidation	608	(1,446)	(483)
Exchange adjustments on goodwill (recorded against other reserves)	4	(24)	(21)
Foreign exchange arising on designated liabilities in net investment hedges	24	(282)	(321)
Fair value movements on derivatives designated in net investment hedges	44	(8)	34
Net exchange movement in Retained earnings	680	(1,760)	(791)
Cumulative translation differences included within Retained earnings, end of period	(3,014)	$ (3,694)	$ (1,934)
BMS's share of Global Diabetes Alliance
Disclosure of reserves within equity
Foreign exchange change arising on contingent consideration liabilities	$ 82